10-Q EMPLOYEE BENEFIT PLAN	3 Months Ended
Mar. 31, 2024
Postemployment Benefits [Abstract]
EMPLOYEE BENEFIT PLAN	EMPLOYEE BENEFIT PLAN
The Company has a defined contribution plan in the U.S. intended to qualify under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer up to 100% of their annual compensation on a pretax basis. The Company matches up to a maximum of 4% of eligible employee compensation and may choose to make additional discretionary contributions to the 401(k) Plan. For the three months ended March 31, 2024 and 2023, the Company recognized expenses related to the 401(k) Plan amounting to $108,816 and $12,240, respectively. For the three months ended March 31, 2024 and 2023, the Company did not make discretionary contributions.
EMPLOYEE BENEFIT PLAN
The Company has a defined contribution plan in the U.S. intended to qualify under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer up to 100% of their annual compensation on a pretax basis. The Company matches up to a maximum of 4% of eligible employee contributions and may choose to make additional discretionary contributions to the 401(k) Plan. For the years ended December 31, 2023 and 2022, the Company recognized expenses related to the 401(k) Plan amounting to $183,439 and $22,559, respectively. For the years ended December 31, 2023 and 2022, the Company did not make discretionary contributions.